Interest Income and Expense	12 Months Ended
Oct. 31, 2021
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Interest Income and Expense

32	Interest Income and Expense

For the year ended October 31 ($ millions)	2021				2020				2019
	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$23,831		$7,844		$28,113		$12,211		$30,996		$15,575
Measured at FVOCI (1)	716		–		1,060		–		1,440		–
	24,547		7,844		29,173		12,211		32,436		15,575
Other	439	(2)	181	(3)	539	(2)	181	(3)	348	(2)	32
Total	$24,986		$8,025		$29,712		$12,392		$32,784		$15,607

(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)	The interest on lease liabilities was $105 (2020 – $117 ). Amounts for the years ended 2021 and 2020 were prepared in accordance with IFRS 16, prior periods amounts have not been restated.